Segment analysis (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2021 EUR (€) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segment analysis
Number of operating segments. | segment	2	2
Number of reportable segments | segment	2	2
(Loss)/profit for the year	$ (210)	€ (177)	$ 111	$ (40)
Income tax charge (note 7)	22		29	25
Net finance expense	235		70	213
Depreciation and amortization (notes 10, 11)	343		315	290
Exceptional operating items (note 5)	272		20	15
Adjusted EBITDA	$ 662		$ 545	$ 503